INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 10:-	INCOME TAXES

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

Results for tax purposes in Israel are measured and reflected in real terms in accordance with the change in the Consumer Price Index (CPI) until the end of 2007. As explained in Note 2b, the consolidated financial statements are presented in dollars. The differences between the change in the Israeli CPI and in the NIS/dollar exchange rate causes a difference between taxable income or loss and the income or loss before taxes reflected in the consolidated financial statements. In accordance with paragraph 9(f) of ASC 740, the Company has not provided deferred income taxes on this difference between the reporting currency and the tax bases of assets and liabilities.

According to the law, until 2007 the results for tax purposes were adjusted for changes in the Israeli CPI.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Starting 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting 2008.

b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969 ("the Tax Law"):

The Company is currently qualified as an "Industrial Company", as defined by the Tax Law, and as such, is entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over eight years, the right to claim public issuance expenses over three years, and accelerated depreciation.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company's production facilities in Israel have been granted "Approved Enterprise" status under the Law currently under separate investment programs. Pursuant to the Law, the Company elected the "Alternative Benefits Track" and has waived Government grants in return for tax exemption.

The main benefit arising from such status is the reduction in tax rates on income derived from "Approved Enterprises". Consequently, the Company is entitled to a two-year tax exemption and five years of tax at a reduced rate (25%).

Additionally, if the Company becomes a "foreign investors company", as defined by the Law, as such it will be entitled to a reduced tax rate of 10%-25% (based on the percentage of foreign ownership during each tax year) and an extension of three years for the benefit period. Since the Company has had no taxable income, the benefits have not yet commenced for any of the programs.

The period of tax benefits, detailed above, is subject to a limit of 12 years from the commencement of production, or 14 years from the approval date, whichever is earlier. These limitations do not apply to the exemption period.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company would be required to refund the amount of tax benefits, plus a consumer price index linkage adjustment and interest.

As of December 31, 2014, management believes that the Company will be able to meet all of the aforementioned conditions.

If these retained tax-exempt profits attributable to the "Approved Enterprise" are distributed in a manner other than in the complete liquidation of the Company, they would be taxed at the corporate tax rate at the applicable rate (10%-25%) in respect of the gross amount that the Company distributed. The Company is required to withhold tax at the source at a rate of 15% from any dividends distributed from income derived from the Approved Enterprise.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

On April 1, 2005, an amendment to the Law became effective ("the Amendment") and significantly changed the provisions of the Law. The Amendment limits the scope of enterprises, which may be approved by the Investment Center by setting criteria for the approval of a facility as a Beneficiary Enterprise such as provision generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

If the Company pays a dividend out of income derived from the Beneficiary Enterprise during the tax exemption period, such income will be subject to corporate tax at the applicable rate (10%-25%) in respect of the gross amount of the dividend that the Company may be distributed. The Company is required to withhold tax at the source at a rate of 15% from any dividends distributed from income derived from the Beneficiary Enterprise. Under the Amendment, the benefit period for the Company will be extended until the earlier of (1) seven years from the commencement year or (2) twelve years from the first day of the year of election. This period may be extended for a Beneficiary Enterprise owned by a "foreign investor's company" during all or part of the benefit period.

However, the Amendment provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Law as they were on the date of such approval.

As of December 31, 2014, the Company did not generate income under the Law prior to and after the Amendment.

Amendments to the Law:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011, 2012 and 2013 - 15% (in development area A - 10%) 2014 and 2015 - 16% (in development area A - 9%).

The Company examined the possible effect of the amendment on the financial statements, if at all, and at this time does not believe it will opt to apply the amendment.

On November 5, 2012, the "Knesset" (Israeli Parliament) passed amendment No. 68 to the Law which prescribed reduction of the corporate tax rate applied to undistributed retained earnings. Under the new structure, companies can elect to account for tax on undistributed earnings prior to distribution. Depending on their election, companies will pay a corporate income tax ranging from 6% to 17.5%, with no change to the dividend withholding tax rate. The change is temporary and will expire one year from the date of enactment. Moreover, the tax rates of "preferred enterprise" under the Law increased, and in 2014 and thereafter it will be - 16% (in development area A - 9%).

At this time, the Company does not believe the amendment has any possible effect on the financial statements.

d.	Tax rates applicable to the income of the Company:

On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists, among others, of fiscal changes whose main aim is to enhance long-term collection of taxes.

These changes include, among others, raising the Israeli corporate tax rate from 25% to 26.5%, cancelling the lowering of the tax rates applicable to preferred enterprises, taxing revaluation gains and increasing the tax rates on dividends within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014, on some specific enterprises, such as "preferred enterprise".

e.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiary's deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and its subsidiary's deferred tax assets are as follows:

	December 31,
	2014	2013
Tax asset in respect of:
Operating loss carryforward and deductions	$34,387	$34,381
Reserves, allowances and other	22	16

Net deferred tax asset before valuation allowance	34,409	34,397
Valuation allowance	(34,409)	(34,397)

Net deferred tax asset	$-	$-

The Company and its subsidiary have provided full valuation allowances in respect of deferred tax assets resulting from operating loss carryforward and other temporary differences. Management currently believes that since the Company and its subsidiary have a history of losses it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

f.	Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit):

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect of deferred taxes relating to accumulated net operating losses carried forward among the various subsidiary worldwide due to the uncertainty of the realization of such deferred taxes and the effect of the "Approved Enterprise" and few nondeductible expense.

g.	Net operating losses carryforward:

The Company has estimated accumulated losses for tax purposes as of December 31, 2014, in the amount of approximately $109,969, which may be carried forward and offset against taxable income in the future for an indefinite period.

Rosetta Genomics Inc., is subject to U.S. income taxes. As of December 31, 2014, Rosetta Genomics Inc., has estimated total available carryforward tax losses of approximately $14,033 to offset against future tax profits which expires in the years 2014 to 2033.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership"provisions of the Internal Revenue Code of 1986 and similar state law provisions. The annual limitations may result in the expiration of net operating losses before utilization.